Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities		€ (721)		€ 23,718		€ (1,242)
Profit (loss)		8,416		6,763		5,618
Adjustments to reconcile profit (loss)		12,150		11,746		7,688
Adjustments for depreciation and amortisation expense		1,403		1,328		1,234
Other adjustments to reconcile profit (loss)		10,747		10,418		6,454
Net increase decrease in operating assets from operating activities		(77,408)		(42,900)		(38,267)
Adjustments for decrease (increase) in financial assets held for trading		(27,884)		14,658		(17,031)
Net increase decrease in non trading financial assets mandatorily at fair value through profit or loss		(1,288)		(421)		(908)
Net increase decrease in other financial assets designated at fair value through profit or loss		(42)		179		25
Net increase decrease in financial assets at fair value through other comprehensive income		2,512		(1,014)		7,116
Adjustments for decrease (increase) in other assets		476		(548)		592
Adjustments For Decrease Increase In Financial Assets At Amortised Cost		(51,182)		(55,754)		(28,062)
Net increase decrease in operating liabilities from operating activities		(61,473)		(51,343)		(25,266)
Adjustments for increase (decrease) in financial liabilities held for trading		24,435		2,907		6,479
Other financial liabilities designated at fair value through profit or loss operating activities		2,003		293		(837)
Financial liabilities at amortized cost operating activities		36,127		48,161		19,682
Adjustments for increase (decrease) in other liabilities		(1,092)		(17)		(58)
Income taxes paid (refund), classified as operating activities		(5,353)		(3,234)		(1,546)
Cash flows from (used in) investing activities, continuing operations		(1,419)		(3,911)		(1,634)
Outflows of cash from investing activities		(1,912)		(4,506)		(12,472)
Purchase of property, plant and equipment, classified as investing activities		(1,129)		(1,812)		(396)
Purchase of intangible assets, classified as investing activities		(690)		(630)		(550)
Other cash payments to acquire interests in joint ventures, classified as investing activities		(93)		(81)		(50)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		0		(1,389)		0
Investment non current assets classified as held for sale and associated liabilites		0		594		11,476
Investment other settlements related to investing activities		0		0		0
Inflows of cash from investing activities		492		596		10,838
Proceeds from sales of property, plant and equipment		92		29		78
Proceeds from sales of intangible assets		0		0		0
Other cash receipts from sales of interests in joint ventures		58		127		80
Cash flows from losing control of subsidiaries or other businesses		21		0		10
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		321		440		10,670
Other collections related to investing activities		0		0		0
Cash flows from (used in) financing activities, continuing operations		(1,842)		(7,563)		(4,349)
Payments from financing activities		7,224		7,996		4,786
Dividends paid, classified as financing activities		(2,808)		(2,185)		(926)
Repayments of subordinated liabilities		(1,629)		(2,258)		(2,301)
Treasury stock amortization from financing activities		94		313		0
Treasury stock acquisitions from financing activities		2,072		2,670		1,022
Other Outflows Of Cash Classified As Financing Activities		(622)		(571)		(538)
Collections from financing activities		5,383		434		438
Proceeds from issue of subordinated liabilities		4,672		0		0
Proceeds from issuing shares		0		0		0
Collections Treasury shares disposal		711		434		438
Other Inflows Of Cash Classified As Financing Activities		0		0		0
Effect of exchange rate changes on cash and cash equivalents		(357)		(288)		(1,864)
Increase decrease in cash and cash equivalents including companies held for sale		(4,339)		11,957		(9,089)
Cash and cash equivalents at beginning of period	[2]	79,756	[1]	67,799		76,888
Cash and cash equivalents at end of period		75,416		79,756	[1],[2]	67,799	[2]
Components of cash and cash equivalents at the end of the period [Line Items]
Cash		7,751		6,533		6,877
Cash and bank balances at central banks		60,750		67,314		55,004
Other financial assets		6,916		5,909		5,918
Bank overdrafts		0		0		0
Cash and cash equivalents		€ 75,416		€ 79,756	[1],[2]	€ 67,799	[2]

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) In 2021 it includes the balance of the Group's businesses in the United States included within the scope of the USA Sale (see Note 3).